Derivative Liability Disclosure: Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Dec. 31, 2020
Details
Derivative Liability	$ 116,508		$ 978,232	$ 201,430
Initial valuation of derivative liabilities included in debt discount	201,250	$ 515,000
Initial valuation of derivative liabilities related to issuance of Preferred Stock		932,378
Initial valuation of derivative liabilities included in derivative expense	37,706	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(405,700)	(631,052)
Change in fair value of derivative liabilities	627,696	$ 394,428
Reclassification of derivative liabilities to additional paid in capital upon conversion	$ (67,284)